Related party transactions (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of relationship and the nature of related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name	Relationship with the Company	Nature of transactions
Xiamen Xiqi Network Technology Co., Ltd (“Xiqi”)	The shareholder owns 34% of the Company and also owns 35.4% of Xiqi	Providing working capital and payment of expenses for the Company

Schedule of due to a related party
	As of	As of
	September 30,	September 30,
	2025	2024
Xiqi	-	$243,788

Schedule of borrowing transactions related party

For the year ended September 30, 2025, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

	Repayment	Borrowing
Name of related parties	Amount	Amount
Xiqi	$1,221,773	$970,077

For the year ended September 30, 2024, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

	Repayment	Borrowing
Name of related parties	Amount	Amount
Xiqi	$3,992,925	$1,478,653

For the year ended September 30, 2023, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

	Payment	Borrowing
Name of related parties	Amount	Amount
Xiqi	$4,970,289	$5,605,046